FINANCIAL RISK MANAGEMENT - CREDIT RISK - LOSS PROVISION FOR TRADE RECEIVABLES (Details) - Trade receivables [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of loss provision for financial assets [line items]
At beginning of period	¥ 60,704	¥ 61,135
Receivables written off during the year as uncollectible	0	(73)
Reversal of impairment loss provision	(36,953)	(358)
At end of period	¥ 23,751	¥ 60,704